RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

During the period from February 21, 2020 (inception) through December 31, 2020, the Company entered into a notes payable agreement with a company controlled by a founder and director of the Company which were secured by all assets of the Company, for cash proceeds of $75,000. The notes were due October 1, 2020, and were repaid in full as of December 31, 2020. The Company also received cash proceeds of $5,000 from a company controlled by the Company’s Chairman and founding stockholder which was unsecured, due on demand and non-interest bearing. The amount was repaid in full prior to December 31, 2020.

A related party paid expenses of $63,083 on behalf of the Company. These advances were unsecured, and due on demand. The Company repaid $63,083 plus interest of $7,624 during the period from February 21, 2020 (inception) through December 31, 2020.

On October 1, 2020, the Company entered into an agreement with a consultant to serve as Chief Operating Officer and to manage the Company’s product development efforts. The consultant provided statements of work for the various projects to be executed and charged the Company hourly rates for his services. The Company also agreed to compensate a company owned by the consultant and his spouse $5,560 per month for the use of a warehouse and office space on a month-to-month basis. Subsequent to December 31, 2020, the Company amended the agreement to increase the rental cost to $11,120 per month, with a 90-day cancellation provision. In May 2021, the consultant became a salaried employee of the Company. As of September 30, 2021, the Company continues to rent the warehouse and office space under the same terms. Total expense recognized for this lease for the three and nine months ended September 30, 2021, were $100,080 and $33,360

In November 2020, the Company entered into an operating lease with an entity controlled by the Company’s two founders for its future headquarters and production facility in Liberty Hill, Texas. The lease has a lease term of 5 years, and monthly payments ranging from approximately $15,000 per month to $17,000 per month over the lease term. In February 2021, the Company entered into an amendment of the lease related to its future headquarters to expand the leased premises. The Company paid an additional security deposit of $139,230 and additional prepaid rent of $315,588. The total minimum lease payments under the amended lease total approximately $3,930,170. Monthly payments for the initial lease and the amended agreement begin at the time a certificate of occupancy is received by the landlord, which is expected in the first quarter of 2023.